Income Tax Income (Details Textual)	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Income Tax Income (Textual)
Tax rate effect of tax losses	(9.00%)	(23.00%)
Hongri Fujian and Anhui Kai Xin [Member]
Income Tax Income (Textual)
Applicable tax rate	25.00%